Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accrued Expenses and Other Current Liabilities
Payroll and welfare payable		¥ 308,938	¥ 270,708
Accrued marketing and customer service expenses		192,901	132,091
Payable related to services fee		50,849	46,200
Refund liability		43,478	41,966
Payable related to mutual aid plans and medical crowdfunding		31,072	44,812
Tax payable		11,861	18,124
Others		64,936	43,783
Total	$ 96,452	¥ 704,035	¥ 597,684